Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 304,267	$ 1,297
Accounts receivable, net	559,255	44,548
Inventory, net	0	56,500
Prepaid expenses	21,513	12,765
Total Current Assets	885,035	115,110
Property and equipment, net	5,533,680	2,493,224
Security deposit	38,402	6,356
Intangible Assets, net	15,766,250	326,250
Total Assets	22,223,367	2,940,940
Current Liabilities
Accounts payable and accrued liabilities	2,462,563	540,947
Contingent purchase consideration	6,279,000	0
Payable to Photo File, Inc.	686,923	0
Payable to Globe Photos, Inc.	10,000	10,000
Due to related parties	287,455	147,113
Notes payable - related parties	635,675	456,235
Notes payable, net of debt discount	185,000	417,500
Deferred revenue	0	75,000
Derivative liability	0	9,195
Loans payable, net of unamortized discounts	481,784	738,805
Convertible notes, net of debt discount and issuance costs	1,389,163	0
Convertible notes - related party, net of debt discount	266,537	0
Total Current Liabilities	12,684,120	2,394,795
Total Liabilities	12,681,120	2,394,795
Preferred stock, $0.0001 par value, 50,000,000 shares authorized; none issued and outstanding at December 31, 2018 and 2017.	0	0
Common stock par value $0.0001: 450,000,000 shares authorized; 326,428,583 and 326,428,583 issued and 325,218,583 and 325,570,524 outstanding as of December 31, 2018 and 2017	32,643	32,557
Additional paid in capital	10,114,075	4,124,243
Treasury stock; 0 and 258,823 shares as of December 31, 2018 and 2017	0	(88,000)
Accumulated deficit	(4,016,630)	(3,522,655)
Stockholders' equity attributable to Globe Photo, Inc.	6,130,088	546,145
Non controlling interest	3,409,159	0
Stockholders' Equity	9,539,247	546,145
Total Liabilities and Stockholders' Equity	$ 22,223,367	$ 2,940,940